Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Bank Borrowings
Current	$ 26,861,000		$ 19,957,000
Non-current	19,990,000		26,830,000
Bank borrowings	$ 46,851,000		$ 46,787,000
Weighted average interest rate for bank borrowings outstanding	1.78%	1.47%
Guarantee fees incurred	$ 234,000	$ 234,000
Guarantee fees as a percentage of the weighted average outstanding bank borrowings	1.00%	0.88%